Loans and Borrowings - Disclosure of Detailed Information about Borrowings Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 540,682	$ 545,241
Credit Facility
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	279,621	289,910
2020 Convertible Notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	129,320	126,645
2019 Convertible Notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 131,741	$ 128,686